Note 6 - Leases - Schedule of Lessee Assets and Liabilities 1 (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets	$ 10,499	$ 11,226	$ 15,502
Operating lease liabilities, current		2,415	2,455
Operating lease liabilities, non-current	14,064	14,858	16,681
Total operating lease liabilities	$ 16,474	$ 17,273	$ 19,136
Weighted average remaining lease term (in years) (Year)		7 years 10 months 20 days	9 years 3 months 3 days
Weighted average discount rate		5.32%	5.35%